7. Mineral Interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	$ 322,930	$ 278,798
Expenditures / Acquisitions	37,090	44,132
Recoveries	(1,885)
Ending Balance	358,135	322,930
KSM
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	233,662	209,929
Expenditures / Acquisitions	14,899	23,733
Recoveries	0	0
Ending Balance	248,561	233,662
Courageous Lake
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	68,702	68,098
Expenditures / Acquisitions	885	604
Recoveries	0	0
Ending Balance	69,587	68,702
Iskut
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	19,795	0
Expenditures / Acquisitions	7,311	19,795
Recoveries	(1,885)	0
Ending Balance	25,221	19,795
Snowstorm
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	0
Expenditures / Acquisitions	13,995
Recoveries	0
Ending Balance	13,995	0
Grassy Mountain
DisclosureOfMineralInterestTableLineItems [Line Items]
Beginning balance	771	771
Expenditures / Acquisitions	0	0
Recoveries	0	0
Ending Balance	$ 771	$ 771